Schedule of Investments (unaudited)
December 31, 2025
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Boeing Co. (The)(a)	67,167	$ 14,583,299
General Electric Co.	665,298	204,931,743
Lockheed Martin Corp.	36,721	17,760,846
TransDigm Group, Inc.	6,180	8,218,473
		245,494,361
Automobiles — 3.6%
Tesla, Inc.(a)	1,294,783	582,289,811
Banks — 0.5%
Bank of America Corp.	337,983	18,589,065
Citigroup, Inc.	202,643	23,646,412
NU Holdings Ltd., Class A(a)	2,139,450	35,814,393
		78,049,870
Beverages — 0.8%
Coca-Cola Co. (The)	1,215,396	84,968,334
Monster Beverage Corp.(a)	446,172	34,208,007
PepsiCo, Inc.	120,028	17,226,419
		136,402,760
Biotechnology — 2.7%
AbbVie, Inc.	1,133,112	258,904,761
Amgen, Inc.	253,766	83,060,149
Gilead Sciences, Inc.	214,445	26,320,979
Vertex Pharmaceuticals, Inc.(a)	164,488	74,572,280
		442,858,169
Broadline Retail — 4.1%
Amazon.com, Inc.(a)	2,865,515	661,418,172
Building Products — 0.3%
Trane Technologies PLC	142,586	55,494,471
Capital Markets — 1.0%
Blackstone, Inc., Class A, NVS	474,408	73,125,249
Brookfield Asset Management Ltd., Class A	84,383	4,420,825
Charles Schwab Corp. (The)	95,380	9,529,416
Goldman Sachs Group, Inc. (The)	10,110	8,886,690
Interactive Brokers Group, Inc., Class A	14,400	926,064
KKR & Co., Inc., Class A	108,127	13,784,030
Moody’s Corp.	99,426	50,791,772
		161,464,046
Chemicals — 0.3%
Ecolab, Inc.	39,110	10,267,157
Sherwin-Williams Co. (The)	133,771	43,345,817
		53,612,974
Commercial Services & Supplies — 0.7%
Cintas Corp.	219,900	41,356,593
Copart, Inc.(a)	526,810	20,624,611
Waste Management, Inc.	236,622	51,988,220
		113,969,424
Communications Equipment — 0.6%
Arista Networks, Inc.(a)	659,821	86,456,346
Motorola Solutions, Inc.	44,888	17,206,468
		103,662,814
Consumer Finance — 0.3%
American Express Co.	113,261	41,900,907
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	283,896	244,814,877
Walmart, Inc.	278,043	30,976,770
		275,791,647
Security	Shares	Value
Electrical Equipment — 0.7%
GE Vernova, Inc.	174,865	$ 114,286,518
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	780,428	105,467,040
Energy Equipment & Services — 0.0%
SLB Ltd.	76,091	2,920,373
Entertainment — 1.9%
Netflix, Inc.(a)	2,710,709	254,156,076
Spotify Technology SA(a)	98,385	57,133,153
		311,289,229
Financial Services — 4.3%
Apollo Global Management, Inc.	183,636	26,583,147
Fiserv, Inc.(a)	94,567	6,352,065
Mastercard, Inc., Class A	514,543	293,742,308
Visa, Inc., Class A	1,076,688	377,605,249
		704,282,769
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	1,287,721	105,219,683
Union Pacific Corp.	30,194	6,984,476
		112,204,159
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(a)	162,746	15,517,831
Intuitive Surgical, Inc.(a)	225,770	127,867,097
Stryker Corp.	56,615	19,898,474
		163,283,402
Health Care Providers & Services — 0.5%
Cigna Group (The)	13,393	3,686,155
HCA Healthcare, Inc.	21,942	10,243,842
McKesson Corp.(b)	74,092	60,776,927
		74,706,924
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	271,999	36,915,704
Booking Holdings, Inc.	19,542	104,653,859
Chipotle Mexican Grill, Inc.(a)	841,981	31,153,297
DoorDash, Inc., Class A(a)	229,484	51,973,536
Marriott International, Inc., Class A(b)	110,127	34,165,801
McDonald’s Corp.	25,854	7,901,758
Starbucks Corp.	96,226	8,103,192
		274,867,147
Household Products — 0.2%
Colgate-Palmolive Co.	243,697	19,256,937
Kimberly-Clark Corp.	76,545	7,722,625
		26,979,562
Industrial Conglomerates — 0.1%
3M Co.	54,882	8,786,608
Insurance — 0.4%
Aon PLC, Class A	124,054	43,776,176
Arthur J. Gallagher & Co.	9,913	2,565,385
Marsh & McLennan Cos., Inc.	37,428	6,943,643
Progressive Corp. (The)	18,803	4,281,819
		57,567,023
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	1,980,354	619,850,802
Alphabet, Inc., Class C, NVS	1,612,489	505,999,048
Meta Platforms, Inc., Class A	860,029	567,696,543
		1,693,546,393
IT Services — 0.3%
Snowflake, Inc., Class A(a)	209,994	46,064,284

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.2%
Caterpillar, Inc.	36,454	$ 20,883,403
Illinois Tool Works, Inc.	60,674	14,944,006
		35,827,409
Oil, Gas & Consumable Fuels — 0.0%
Williams Cos., Inc. (The)	41,131	2,472,385
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	250,781	13,527,127
Eli Lilly & Co.	474,975	510,446,133
Zoetis, Inc., Class A	227,686	28,647,453
		552,620,713
Professional Services — 0.4%
Automatic Data Processing, Inc.	241,637	62,156,286
Semiconductors & Semiconductor Equipment — 20.7%
Advanced Micro Devices, Inc.(a)	602,522	129,036,111
Applied Materials, Inc.	145,509	37,394,358
Broadcom, Inc.	1,777,126	615,063,309
KLA Corp.	84,161	102,262,348
Lam Research Corp.	803,085	137,472,090
Marvell Technology, Inc.	38,584	3,278,868
NVIDIA Corp.	12,128,696	2,262,001,804
QUALCOMM, Inc.	157,960	27,019,058
Texas Instruments, Inc.	237,830	41,261,127
		3,354,789,073
Software — 19.3%
Adobe, Inc.(a)	267,362	93,574,026
AppLovin Corp., Class A(a)	152,492	102,752,159
Atlassian Corp., Class A(a)	106,070	17,198,190
Autodesk, Inc.(a)	136,266	40,336,099
Cadence Design Systems, Inc.(a)	174,519	54,551,149
Crowdstrike Holdings, Inc., Class A(a)	158,152	74,135,332
Fortinet, Inc.(a)	406,967	32,317,250
Intuit, Inc.	174,639	115,684,366
Microsoft Corp.	3,859,603	1,866,581,203
Oracle Corp.	1,076,660	209,851,801
Palantir Technologies, Inc., Class A(a)	1,397,116	248,337,369
Palo Alto Networks, Inc.(a)	429,507	79,115,189
Salesforce, Inc.	66,886	17,718,770
ServiceNow, Inc.(a)	660,962	101,252,769
Strategy, Inc., Class A(a)(b)	8,779	1,333,969
Synopsys, Inc.(a)	86,652	40,702,177
Workday, Inc., Class A(a)	137,619	29,557,809
		3,124,999,627
Security	Shares	Value
Specialized REITs — 0.3%
American Tower Corp.	299,179	$ 52,526,857
Public Storage	13,296	3,450,312
		55,977,169
Specialty Retail — 1.7%
AutoZone, Inc.(a)	1,674	5,677,371
Home Depot, Inc. (The)	485,327	167,001,021
O’Reilly Automotive, Inc.(a)	495,202	45,167,374
TJX Cos., Inc. (The)	357,708	54,947,526
		272,793,292
Technology Hardware, Storage & Peripherals — 12.7%
Apple Inc.	7,563,890	2,056,319,135
Dell Technologies, Inc., Class C	27,886	3,510,290
		2,059,829,425
Total Long-Term Investments — 99.8% (Cost: $11,549,750,495)		16,170,126,236
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	1,885,231	1,886,173
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	26,962,251	26,962,251
Total Short-Term Securities — 0.2% (Cost: $28,848,424)		28,848,424
Total Investments — 100.0% (Cost: $11,578,598,919)		16,198,974,660
Liabilities in Excess of Other Assets — (0.0)%		(792,408)
Net Assets — 100.0%		$ 16,198,182,252

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 75,782,792	$ —	$ (73,902,426)(a)	$ 5,807	$ —	$ 1,886,173	1,885,231	$ 65,603 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,726,822	10,235,429 (a)	—	—	—	26,962,251	26,962,251	677,217	—
				$ 5,807	$ —	$ 28,848,424		$ 742,820	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	105	03/20/26	$ 25,219	$ (253,032)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 16,170,126,236	$ —	$ —	$ 16,170,126,236
Short-Term Securities
Money Market Funds	28,848,424	—	—	28,848,424
	$ 16,198,974,660	$ —	$ —	$ 16,198,974,660
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (253,032)	$ —	$ —	$ (253,032)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust